Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations (Details 1) ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
Derecognized Net Asset Liabilities At Their Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Play Company and its subsidiaries	₩ 34,250,514
Derecognized Non Controlling Interests At Their Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Play Company and its subsidiaries	13,070,905
Fair Value Of Considerations Received [Member]
IfrsStatementLineItems [Line Items]
Play Company and its subsidiaries	65,267,395
Gain On Deconsolidation [Member]
IfrsStatementLineItems [Line Items]
Play Company and its subsidiaries	₩ 44,087,786